Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Contract Liabilities
Opening contract liabilities	€ 3,432.2	€ 2,899.0	€ 2,786.5
Revenue deferred during the year	14,606.2	13,637.4	12,840.8
Revenue recognized during the year	(14,618.8)	(13,104.2)	(12,728.3)
Closing contract liabilities	€ 3,419.6	€ 3,432.2	€ 2,899.0